Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Upright Investments Trust
Entity Central Index Key	0001058587
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Upright Assets Allocation Plus Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT ASSETS ALLOCATION PLUS FUND
Class Name	Upright Assets Allocation Plus Fund
Trading Symbol	UPAAX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Assets Allocation Plus Fund – UPAAX (the “Fund”) for the period October 1, 2025 to March 31, 2026.

Additional Information [Text Block]	You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.
Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Assets Allocation Plus Fund	$106	-0.46%

*Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	(0.46%)
Net Assets	$ 3,196,976
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 20,638
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,196,976	34	0.00%	$20,638

Holdings [Text Block]	INDUSTRY WEIGHTINGS The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	20.63%
2.	Taiwan Semiconductor Manufacturing Co. Ltd.	10.57%
3.	Himax Technologies, Inc. ADR	9.85%
4.	Direxion Daily S&P 500 Bull 3X ETF	8.67%
5.	Direxion Daily Dow Jones Internet Bull 3X ETF	5.26%
6.	ProShares UltraPro QQQ ETF	5.21%
7.	Direxion Financial Bull 3X ETF	4.08%
8.	Direxion Small Cap Bull 3X ETF	3.45%
9.	AbbVie Inc.	3.40%
10.	Ase Technology Holding Co. Ltd. ADR	3.39%
	Total % of Net Assets	74.51%

Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov
Accountant Change Statement [Text Block]

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditors of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Upright Growth & Income Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH & INCOME FUND
Class Name	Upright Growth & Income
Trading Symbol	UPDDX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Upright Growth & Income – UPDDX (the “Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth & Income Fund	$114	2.24%

*Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.24%
Net Assets	$ 4,556,129
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 33,438
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$4,556,129	31	0.00%	$33,438

Holdings [Text Block]	INDUSTRY WEIGHTINGS The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	26.41%
2.	NVIDIA Corp.	16.08%
3.	Himax Technologies, Inc. ADR	8.64%
4.	Taiwan Semiconductor Manufacturing Company Ltd.	7.42%
5.	Tapestry, Inc.	7.12%
6.	Teva Pharmaceutical Industries Ltd.	4.63%
7.	The Goldman Sachs Group, Inc.	3.71%
8.	Direxion Financial Bull 3X ETF	3.38%
9.	Direxion Daily Dow Jones Internet Bull 3X ETF	3.32%
10.	AbbVie, Inc.	2.86%
	Total % of Net Assets	83.57%

Material Fund Change [Text Block]

material fund changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector. Accordingly, the Fund is subject to sector risk.

Material Fund Change Risks Change [Text Block]	Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector. Accordingly, the Fund is subject to sector risk
Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov
Accountant Change Statement [Text Block]

Changes in and Disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Upright Growth Fund
Shareholder Report [Line Items]
Fund Name	UPRIGHT GROWTH FUND
Class Name	Upright Growth Fund
Trading Symbol	UPUPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Upright Growth Fund – UPUPX (the “Fund”) for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

Additional Information Phone Number	1-973-533-1818
Additional Information Website	http://www.sec.gov
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth Fund	$122	2.39%

*Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.39%
Net Assets	$ 24,252,829
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 185,087
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$24,252,829	32	0.00%	$185,087

Holdings [Text Block]	INDUSTRY WEIGHTINGS The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Taiwan Semiconductor Manufacturing Company Ltd.	23.69%
2.	Himax Technologies, Inc. ADR	21.78%
3.	Morgan Stanley Institutional Liquidity Fund Government Portfolio	12.33%
4.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	8.25%
5.	Teva Pharmaceutical Industries Ltd.	8.21%
6.	Apple, Inc.	5.96%
7.	Alphabet Inc. Class C	2.37%
8.	AbbVie, Inc.	2.15%
9.	iShares 20+ Year Treasury Bond ETF	1.79%
10.	Direxion Daily Dow Jones Internet Bull 3X ETF	1.53%
	Total % of Net Assets	88.06%

Material Fund Change [Text Block]

material changes to the fund

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issues by companies in the semiconductors industry. Accordingly, the Fund is subject to the semiconductors industry concentration risk.

Material Fund Change Risks Change [Text Block]	Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issues by companies in the semiconductors industry. Accordingly, the Fund is subject to the semiconductors industry concentration risk
Updated Prospectus Phone Number	1-973-533-1818
Updated Prospectus Web Address	http://www.sec.gov
Accountant Change Statement [Text Block]

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.